UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2012

Check here if Amendment [ ]; Amendment Number:  ___________

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Red Rocks Capital LLC
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Address:  25188 Genesee Trail Road, Suite 250
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          Golden, CO 80401
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13F File Number:   28-14056
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Matthew R. Luoma
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Title:    Chief Financial Officer
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Phone:    (303) 679-8252
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Signature, Place, and Date of Signing:

    /s/Matthew R. Luoma          Golden, CO             November 14, 2012
    -------------------      -------------------      ------------------
        [Signature]             [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          0
                                            ---------------------
Form 13F Information Table Entry Total:     7
                                            ---------------------
Form 13F Information Table Value Total:     157,037
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                                                 (thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


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

                                                   FORM 13F INFORMATION TABLE
                                                   --------------------------
       COLUMN 1             COLUMN 2      COLUMN 3  COLUMN 4          COLUMN 5       COLUMN 6    COLUMN 7         COLUMN 8
--------------------------------------------------------------------------------------------------------------------------------
                            TITLE OF                 VALUE     SHRS OR   SH/  PUT/  INVESTMENT   OTHER        VOTING AUTHORITY
NAME OF ISSUER               CLASS        CUSIP     (x$1000)   PRN AMT   PRN  CALL  DISCRETION  MANAGERS    SOLE    SHARED  NONE
------------------         ---------    ----------  ---------  -------   ---  ----  ----------  ----------- -----   ------  -----
APOLLO GLOBAL MGMT LLC      CL A SHS     037612306   29,083   1,983,811  SH         Sole                  1,983,811
BLACKSTONE GROUP L P      COM UNIT LTD   09253U108   34,514   2,417,000  SH         Sole                  2,417,000
BROOKFIELD ASSET MGMT    CL A LTD VT SH  112585104   21,051     610,000  SH         Sole                    610,000
  INC
CARLYLE GROUP L P       COM UTS LTD PTN  14309L102    6,082     231,800  SH         Sole                    231,800
ICG GROUP INC                 COM        44928D108   16,276   1,602,000  SH         Sole                  1,602,000
KKR & CO L P DEL           COM UNITS     48248M102   35,792   2,368,800  SH         Sole                  2,368,800
SAFEGUARD SCIENTIFICS INC   COM NEW      786449207   14,239     907,544  SH         Sole                    907,544
TOTAL                                               157,037
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